Long Term Payable	6 Months Ended
Jun. 30, 2023
Long Term Payable [Abstract]
LONG TERM PAYABLE

NOTE 16 – LONG TERM PAYABLE

Long term payable represented the financial liabilities due to financial lease companies maturing within one or over one year. The long term payable consisted of the following:

	As of June 30, 2023	As of December 31, 2022

Long term payables:
Far East International Financial Leasing Co., Ltd. (“Far East”)	$1,708,315	$2,594,415
China Power Investment Ronghe Financial Leasing Co., Ltd. (“Ronghe”)	4,199,745	5,191,056
Zhongguancun Science and Technology Leasing Co., Ltd. (“Zhongguancun”)	2,396,381	-
Total	$8,304,441	$7,785,471
Current portion	$4,706,517	$3,706,628
Non-current portion	$3,597,924	$4,078,843

On September 22, 2022, Sunrise Guizhou entered into a sales and leaseback contract with Far East. Pursuant to the contract, the Company sold its machines for RMB 20,000,000, approximately $2,758,126, and immediately leased it back from Far East for an eighteen-month period from September 22, 2022 to March 21, 2024. The Company had not transferred the control of the underlying assets to Far East and the Company evaluated that the sales transaction did not qualify as a sale in accordance with ASC 606. Therefore, the sales and leaseback contract were in essence a debt financing arrangement and did not apply sales and leaseback accounting in ASC 842. The proceeds, net of the financing costs, were financial liability with a yearly implied interest rate of 11.98%. This long-term payable was guaranteed by SDH and Mr. Haiping Hu. The Company was required to make monthly interest and principal payments. During the six months ended June 30, 2023, the Company repaid RMB6,604,779, approximately $953,304. As of June 30, 2023, the Company had outstanding balance of $1,708,315, of which $1,708,315 and $nil were classified to current portion and non-current portion, respectively. As of December 31, 2022, the Company had outstanding balance of $2,594,415, of which $1,984,684 and $609,731 were classified to current portion and non-current portion, respectively. The total outstanding balance of this long-term facility was collateralized by certain plant and equipment at the original cost of RMB 38,223,638, approximately $5,271,281, as of June 30, 2023.

On November 4, 2022, Sunrise Guizhou entered a sales and leaseback financing contract into a three-year financing with Ronghe to obtain an amount of RMB 40,000,000, approximately $5,516,252, for a term from November 10, 2022 to November 9, 2025. The sales and leaseback contract were a debt financing arrangement in essence, similar as the contract with Far East, with a yearly interest rate of one-year loan prime rate plus 1.55%. This long-term payable is guaranteed by Mr. Haiping Hu and Zhuhai Zibo. The Company is required to make quarterly interest and principal payments. During the six months ended June 30, 2023, the Company repaid RMB7,139,411, approximately $1,030,471. As of June 30, 2023, the Company had an outstanding balance of $4,199,745, of which $1,675,855 and $ 2,523,890 were classified to current portion and non-current portion, respectively. As of December 31, 2022, the Company had outstanding balance of $5,191,056, of which $1,721,944 and $3,469,112 were classified to current portion and non-current portion, respectively. The total outstanding balance of this long-term facility was collateralized by certain plant and equipment at the original cost of RMB 47,917,699, approximately $6,880,180, as of June 30, 2023.

On February 7, 2023, Sunrise Guizhou entered a sales and leaseback financing contract into a two-year financing with Zhongguancun to obtain an amount of RMB 20,000,000, approximately $2,758,126, for a term from February 7, 2023 to February 6, 2025. The sales and leaseback contract were a debt financing arrangement in essence, similar as the contract with Far East, with a yearly interest rate of 9.61%. This long-term payable is guaranteed by Mr. Haiping Hu and Zhuhai Zibo. The Company is required to make quarterly interest and principal payments. During the six months ended June 30, 2023, the Company repaid RMB2,728,600, approximately $393,833. As of June 30, 2023, the Company had outstanding balance of $2,396,381, of which $1,322,347 and $1,074,034 were classified to current portion and non-current portion, respectively. The total outstanding balance of this long term facility was collateralized by certain plant and equipment at the original cost of RMB 20,917,392, approximately $2,884,640, as of June 30, 2023. Other than the aforementioned plant and equipment as asset collateral, the Company has pledged any existing and future account receivable from a sales contract with Liyang Zichen New Materials Technology Co., Ltd. (“Liyang Zichen”) for the amount up to RMB 20,000,000. The account receivable from Liyang Zichen was $nil as of June 30, 2023.